Segmental reporting	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Segment Reporting

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

2 Segment Reporting

Presentation of segmental reporting

The Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

Barclays PLC is a transatlantic consumer and wholesale bank and for segmental reporting purposes defines its divisions as follows:

  Barclays UK which offers everyday products and services to retail customers and small to medium sized enterprises based in the UK. The division includes the UK Personal business; the small UK Corporate and UK Wealth businesses; and the Barclaycard UK consumer credit cards business.
  Barclays International which delivers products and services designed for our larger corporate, wholesale and international banking clients. The division includes the large UK Corporate business; the international Corporate and Wealth businesses; the Investment Bank; the international Barclaycard business; and Barclaycard Business Solutions.
  Head Office which comprises head office and central support functions (including treasury) and businesses in transition.

The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial results up until 30 June 2017 are reflected in the Non-Core segment within the Group’s results for the year ended 31 December 2017. Comparative results have not been restated.

Analysis of results by business
	Barclays UK	Barclays International	Head Office[a]	Barclays Non-Core[b]	Group results
	£m	£m	£m	£m	£m
For the year ended 31 December 2017
Total income	7,383	14,382	(159)	(530)	21,076
Credit impairment charges and other provisions	(783)	(1,506)	(17)	(30)	(2,336)
Net operating income / (expenses)	6,600	12,876	(176)	(560)	18,740
Operating expenses excluding UK bank levy and litigation and conduct	(4,030)	(9,321)	(277)	(256)	(13,884)
UK bank levy	(59)	(265)	(41)	-	(365)
Litigation and conduct	(759)	(269)	(151)	(28)	(1,207)
Operating expenses	(4,848)	(9,855)	(469)	(284)	(15,456)
Other net (expenses)/income[c]	(5)	254	(189)	197	257
Profit/(loss) before tax from continuing operations	1,747	3,275	(834)	(647)	3,541
Total assets (£bn)	237.4	856.1	39.7	-	1,133.2
Number of employees (full time equivalent)[d]	22,800	11,500	45,600	-	79,900

For the year ended 31 December 2016
Total income	7,517	14,995	103	(1,164)	21,451
Credit impairment charges and other provisions	(896)	(1,355)	-	(122)	(2,373)
Net operating income / (expenses)	6,621	13,640	103	(1,286)	19,078
Operating expenses excluding UK bank levy and litigation and conduct	(3,792)	(9,129)	(135)	(1,509)	(14,565)
UK bank levy	(48)	(284)	(2)	(76)	(410)
Litigation and conduct	(1,042)	(48)	(27)	(246)	(1,363)
Operating expenses	(4,882)	(9,461)	(164)	(1,831)	(16,338)
Other net (expenses)/income	(1)	32	128	331	490
Profit/(loss) before tax from continuing operations	1,738	4,211	67	(2,786)	3,230
Total assets (£bn)[e]	209.6	648.5	75.2	279.7	1213.0
Number of employees (full time equivalent)[f]	36,000	36,900	100	5,500	119,300

Notes

a The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c.£9bn of assets into Group Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £37m in the second half of the year with a balance sheet of £9bn as at 31 December 2017.

b The Non-Core segment was closed on 1 July 2017. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017.

c Other net (expenses)/income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

d As a result of the establishment of the Group Service Company in September 2017, employees who are now employed by the Group Service Company and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

e Africa Banking assets held for sale were reported in Head Office for 2016.

f Number of employees included 40,800 employees in relation to Africa Banking for 2016.

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Barclays Non-Core	Group results
	£m	£m	£m	£m	£m
For the year ended 31 December 2015
Total income	7,343	13,747	338	612	22,040
Credit impairment charges and other provisions	(706)	(922)	-	(134)	(1,762)
Net operating income	6,637	12,825	338	478	20,278
Operating expenses excluding UK bank levy and litigation and conduct	(3,464)	(8,029)	(272)	(1,958)	(13,723)
UK bank levy	(77)	(253)	(8)	(88)	(426)
Litigation and conduct	(2,511)	(1,310)	(66)	(500)	(4,387)
Operating expenses	(6,052)	(9,592)	(346)	(2,546)	(18,536)
Other net income/(expenses)[a]	-	45	(106)	(535)	(596)
Profit/(loss) before tax from continuing operations	585	3,278	(114)	(2,603)	1,146
Total assets (£bn)[b]	202.5	532.2	59.4	325.8	1,120.0
Number of employees (full time equivalent)[c]	38,800	39,100	100	9,900	129,400

Notes

a Other net (expenses)/income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

b Africa Banking assets held for sale were reported in Head Office for 2015.

c Number of employees included 41,500 employees in relation to Africa Banking

Income by geographic region
	2017	2016	2015
For the year ended 31 December	£m	£m	£m
Continuing operations
UK	11,190	11,096	12,160
Europe	1,663	2,087	2,245
Americas	7,443	7,278	6,610
Africa and Middle East	251	419	387
Asia	529	571	638
Total	21,076	21,451	22,040

Income from individual countries which represent more than 5% of total income[a]
	2017	2016	2015
For the year ended 31 December	£m	£m	£m
Continuing operations
UK	11,190	11,096	12,160
United States	6,871	6,876	6,228

Note

a Total income based on counterparty location. Income from each single external customer does not amount to 10% or greater of the Group’s total income.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Segment Reporting

q Segmental reporting

Segmental reporting by Barclays Bank PLC is the same as that presented in the Barclays PLC financial statements, except for:

  the difference in profit before tax of £0.4bn (2016: £1.2bn) between Barclays PLC and Barclays Bank PLC is included in the Head Office Functions; and
  the difference in total assets of £3.9bn (2016: £0.9bn) is mainly due to transfer of PPE and Intangible assets to Barclays PLC and the loan notes issued by Barclays Bank PLC to fund the derivatives in Barclays PLC.